BUSINESS ACQUISITIONS	12 Months Ended
Sep. 30, 2018
BUSINESS ACQUISITIONS
3.	BUSINESS ACQUISITIONS

Acquisition of Xiamen NetinNet Software Co., Ltd. and its subsidiaries (“NetinNet”)

In an effort to complement the Group’s suite of learning solutions for its growing college cooperation program, and enable it to offer comprehensive simulation-based learning opportunities to college students to master critical accounting skills, on May 3, 2016, the Group acquired an 80% equity interest in NetinNet for a total consideration of RMB212 million (US$32,666) in cash, which was paid in full as of September 30, 2016.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition, resulting in a goodwill balance of US$22,921. The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,783
Other current assets	2,236
Property, plant and equipment	1,516	40 years
Intangible assets
Trademark	1,649	10 years
Copyright	9,507	6-7 years
Software	178	10 years
Others	524	7 years
Goodwill	22,921
Other current liabilities	(197)
Deferred tax liabilities	(1,918)
Noncontrolling interest	(6,533)

Total	32,666

Acquisition of Jiangsu Asset

On November 1, 2017, the Group acquired 80% equity interest in Jiangsu Asset for a total purchase consideration of RMB40 million (US$6,059), which was paid in full on October 25, 2017. The acquisition of Jiangsu Asset complements suite of learning solutions for the Group’s growing College Cooperation Program, enabling the Group to offer comprehensive real-case-based internship opportunities to college students to master critical accounting skills. This business acquisition was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition, resulting in a goodwill balance of US$3,547. The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,526
Other current assets	753
Property, plant and equipment	1,984	25 years
Intangible assets
Customer Relationship	545	8 years
Others	90	1-5 years
Goodwill	3,547
Other current liabilities	(1,550)
Deferred tax liabilities	(574)
Noncontrolling interest	(1,262)

Total	6,059

The amounts of revenue and losses contributed by Jiangsu Asset since the acquisition date included in the consolidated statement of operations for the year ended September 30, 2018 were US$2,557 and US$693, respectively.

The following summarized the unaudited pro forma result of operations for the year ended September 30, 2017 and 2018 with the assumption that the acquisition during the year ended September 30, 2018 occurred as of October 1, 2016. The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenue	11	2,581
Pro forma net loss attributable to China Distance Education Holdings Limited	(54)	(561)
Pro forma net income per ordinary share-basic	0.11	0.09
Pro forma net income per ordinary share- diluted	0.11	0.09

Acquisition of Beijing Ruida

In June 2017, the Group invested RMB192 million (US$28,758) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China’s Legal Professional Qualification Examination. The investment was initially classified as a cost method investment as the Group determined that the preferred shares were not in-substance common shares due to certain liquidation preferences over ordinary shares. The investment agreement between the Group and Beijing Ruida included a call option and contingent consideration. The call option allowed the Group to further increase its equity interest in Beijing Ruida up to 60% before April 2019 under certain pre-agreed conditions and was initially recorded at fair value at the investment acquisition date and carried at cost less impairment. The contingent consideration payable was recorded at fair value and was subsequently remeasured to fair value at each reporting period thereafter until it was settled by the Group in July 2018, resulting in an additional payment of RMB46.0 million (US$7,098) to Beijing Ruida.

On July 10, 2018, the Group exercised a portion of its call option to purchase additional 11% equity interest in Beijing Ruida for cash consideration of RMB39.6 million (US$5,931) and contingent consideration payable depending on Beijing Ruida’s calendar year 2018 operating results. The contingent consideration was valued on the acquisition date at RMB12.0 million (US$1,746) by the management with the assistance from an independent appraiser and was subsequently measured at fair value at September 30, 2018. A gain of US$676 in relation to the 11% call option’s fair value change between the acquisition date and September 30, 2018 was recorded in the Company’s consolidated statements of operations. The acquisition of Beijing Ruida further strengthens the Group’s legal education vertical by adding a leading Legal Professional Qualification Examination preparation business to its current portfolio of professional education services.

The additional 11% equity interest purchase was accounted for as a step acquisition whereby the Group remeasured the fair value of its previously held equity interests in Beijing Ruida on July 10, 2018, the step acquisition date. The fair value of the equity interest in Beijing Ruida held by the Group immediately before the step acquisition date amounted to RMB225.3 million (US$32.8 million), resulting in a loss at US$590 related to the remeasurement of the 40% previously held equity interest. Such loss was recorded in change in fair value in the Group’s consolidated statements of operations. Following the completion of the transaction, the Group held a total of 51% equity interest in Beijing Ruida, and Beijing Ruida became a consolidated subsidiary of the Group.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was based on a valuation analysis provided by an independent appraiser. The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash	1,639
Other current assets	9,578
Property, plant and equipment	118	5 years
Intangible assets
Supplier Contracts	25,118	5.5 years
Trademark	2,741	3 years
Courseware	4,478	3.5 years
Software	344	5.3 years
Others	210	2.5-5.5 years
Goodwill	48,931
Other current liabilities	(684)
Deferred tax liabilities	(8,115)
Noncontrolling interest	(41,336)

Total	43,022

The amounts of revenue and earnings contributed by Beijing Ruida since the acquisition date included in the consolidated income statement for the year ended September 30, 2018 were US$7,748 and US$1,605, respectively.

The following summarized the unaudited pro forma result of operations for the year ended September 30, 2017 and 2018 with the assumption that the acquisition during the year ended September 30, 2018 occurred as of October 1, 2016. The pro forma results have been prepared for comparative purpose only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisition occurred as of October 1, 2016, nor are they indicative of future operating results.

	Years ended September 30,
	2017	2018
	US$	US$
Pro forma net revenue	28,494	27,568
Pro forma net income attributable to China Distance Education Holdings Limited	460	14
Pro forma net income per ordinary share-basic	0.12	0.09
Pro forma net income per ordinary share- diluted	0.12	0.09